Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated August 10, 2021 to the prospectus dated May 1, 2021 for:

•	VUL LegacySM
•	VUL OptimizerSM

This Supplement updates certain information in the most recent statutory prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding state variation for policies issued in Washington.

The following is added to “Appendix: State policy availability and/or variations of certain features and benefits”:

State	Features and Benefits	Availability or Variation
Washington	Cash Value Plus Rider (VUL Optimizer only)	The Cash Value Plus Rider will not be available on policies with an application date from July 19, 2021 to November 1, 2021 issued with the Long-Term Care ServicesSM Rider.

	Long-Term Care ServicesSM Rider (VUL Optimizer only)	If your policy is issued with the Long-Term Care ServicesSM Rider with an application date of July 19, 2021 to November 1, 2021, the Cash Value Plus Rider will not be available.

Long-Term Care ServicesSM Rider

If your policy was sold by Equitable Distributors with an application date from August 13, 2021 through November 1, 2021, the Long-Term Care ServicesSM Rider will not be available.

If your policy was sold by Equitable Advisors with an application date from August 27, 2021 through November 1, 2021, the Long-Term Care ServicesSM Rider will not be available.

Distributed by affiliate Equitable Advisors, LLC and/or for certain contracts co-distributed by affiliate

Equitable Distributors, LLC

Copyright 2021 Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

Equitable Financial Life Insurance Company of America

Administrative Office: 525 Washington Blvd.

Jersey City, NJ 07310

212-554-1234

EVM-43-21 (8.21)	Catalog No. 162743 (8.21)
VUL Optimizer/VUL Legacy New Biz Statutory	#147074